Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of long-lived assets [Abstract]
Key Assumptions Used in Historical Data from External and Internal Sources	The value of the key assumptions used reflects historical data from external and internal sources and are shown below:
	2024	2023
Growth rate	2.4%	2.3%
Discount rate	9.49%	11.21%